[On Western Reserve Life Assurance Co. of Ohio Letterhead]
September 4, 2009
Securities and Exchange Commission
100 F Street, N. W.
Washington, D.C. 20549

Re:	WRL Series Life Corporate Account File No. 333-57681
Dear Commissioners:
On behalf of WRL Series Life Corporate Account (“separate account”) of Western Reserve Life Assurance Co. of Ohio, incorporated by reference are the Semi-Annual Reports for the underlying funds of the separate account for filing with the Securities and Exchange Commission pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the “Act”).
The funds are as follows:
AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund (Series I Shares)
AIM Variable Insurance Funds – AIM V.I. Dynamics Fund (Series I Shares)
AIM Variable Insurance Funds – AIM V.I. Financial Services Fund (Series I Shares)
AIM Variable Insurance Funds – AIM V.I. Global Health Care Fund (Series I Shares)
AIM Variable Insurance Funds – AIM V.I. Small Cap Equity Fund (Series I Shares)
AIM Variable Insurance Funds – AIM V.I. Technology Fund (Series I Shares)
American Funds Insurance Series – AFIS Global Small Capitalization Fund (Class 2)
American Funds Insurance Series – AFIS Growth Fund (Class 2)
American Funds Insurance Series – AFIS International Fund (Class 2)
American Funds Insurance Series – AFIS New World Fund (Class 2)
DFA Investment Dimensions Group, Inc. – DFA VA Global Bond Portfolio
DFA Investment Dimensions Group, Inc. – DFA VA International Small Portfolio
DFA Investment Dimensions Group, Inc. – DFA VA International Value Portfolio
DFA Investment Dimensions Group, Inc. – DFA VA Short-Term Fixed Portfolio
DFA Investment Dimensions Group, Inc. – DFA VA U.S. Large Value Portfolio
DFA Investment Dimensions Group, Inc. – DFA VA U.S. Targeted Value Portfolio
DWS Investments VIT Funds – DWS Equity 500 Index VIP (Class A)
DWS Investments VIT Funds – DWS Small Cap Index VIP (Class A)
Fidelity Variable Insurance Products Funds – Fidelity VIP Balanced Portfolio (Initial Class)
Fidelity Variable Insurance Products Funds – Fidelity VIP Contrafund® Portfolio (Initial Class)
Fidelity Variable Insurance Products Funds – Fidelity VIP Growth Portfolio (Initial Class)
Fidelity Variable Insurance Products Funds – Fidelity VIP Growth Opportunities Portfolio (Initial Class)
Fidelity Variable Insurance Products Funds – Fidelity VIP High Income Portfolio (Initial Class)
Fidelity Variable Insurance Products Funds – Fidelity VIP Money Market Portfolio (Initial Class)
First Eagle Variable Funds, Inc. – First Eagle Overseas Variable Fund
Ibbotson ETF Allocation Series – Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class 1)

Ibbotson ETF Allocation Series – Ibbotson Balanced ETF Asset Allocation Portfolio (Class 1)
Ibbotson ETF Allocation Series – Ibbotson Conservative ETF Asset Allocation Portfolio (Class 1)
Ibbotson ETF Allocation Series – Ibbotson Growth ETF Asset Allocation Portfolio (Class 1)
Ibbotson ETF Allocation Series – Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class 1)
Janus Aspen Series – Janus Aspen Balanced Portfolio (Institutional Shares)
Janus Aspen Series – Janus Aspen Enterprise Portfolio (Institutional Shares)
Janus Aspen Series – Janus Aspen Flexible Bond Portfolio (Institutional Shares)
Janus Aspen Series – Janus Aspen Forty Portfolio (Institutional Shares)
Janus Aspen Series – Janus Aspen Janus Portfolio (Institutional Shares)
Janus Aspen Series – Janus Aspen Overseas Portfolio (Institutional Shares)
Janus Aspen Series – Janus Aspen Worldwide Portfolio (Institutional Shares)
PIMCO Variable Insurance Trust – PIMCO VIT All Asset Portfolio (Administrative Class)
PIMCO Variable Insurance Trust – PIMCO VIT All Asset Portfolio (Institutional Class)
PIMCO Variable Insurance Trust – PIMCO VIT High Yield Portfolio (Institutional Class)
PIMCO Variable Insurance Trust – PIMCO VIT Low Duration Portfolio (Institutional Class)
PIMCO Variable Insurance Trust – PIMCO VIT Real Return Portfolio (Institutional Class)
PIMCO Variable Insurance Trust – PIMCO VIT Short-Term Portfolio (Institutional Class)
PIMCO Variable Insurance Trust – PIMCO VIT StocksPLUS Growth® and Income Portfolio (Institutional Class)
PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio (Institutional Class)
Royce Capital Fund – Royce Micro-Cap Portfolio
Royce Capital Fund – Royce Small-Cap Portfolio
Rydex Variable Trust – NASDAQ®-100 Fund
Rydex Variable Trust – Nova Fund
T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio
T. Rowe Price Equity Series, Inc. – T. Rowe Price Mid-Cap Growth Portfolio
T. Rowe Price Equity Series, Inc. – T. Rowe Price New America Growth Portfolio
T. Rowe Price Fixed Income Series, Inc. – T. Rowe Price Limited-Term Bond Portfolio
T. Rowe Price International Series, Inc. – T. Rowe Price International Stock Portfolio
Third Avenue Variable Series Trust – Third Avenue Value Portfolio
The Universal Institutional Funds, Inc. – UIF Emerging Markets Debt Portfolio (Class I)
The Universal Institutional Funds, Inc. – UIF Emerging Markets Equity Portfolio (Class I)
The Universal Institutional Funds, Inc. – UIF U.S. Mid Cap Value Portfolio (Class I)
Vanguard® Variable Insurance Fund – Vanguard® VIF Balanced Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Capital Growth Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Diversified Value Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Equity Income Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Equity Index Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Growth Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF High Yield Bond Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF International Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Mid-Cap Index Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Money Market Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF REIT Index Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Short-Term Investment-Grade Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Small Company Growth Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Total Bond Market Index Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Total Stock Market Index Portfolio

These Semi-Annual Reports are for the period ending June 30, 2009 and have been transmitted to contract holders in accordance with Rule 30d-2 under the Act. If you have any questions regarding this filing, please contact the undersigned at (319) 355-4277.
Very truly yours,

/s/ Ken Turnquist Vice President

Document 1. The Semi-Annual Report of AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund (Series I Shares), dated June 30, 2009, was filed with the Securities and Exchange Commission on August 28, 2009 (File No. 811-07452).
Document 2. The Semi-Annual Report of AIM Variable Insurance Funds – AIM V.I. Dynamics Fund (Series I Shares), dated June 30, 2009, was filed with the Securities and Exchange Commission on August 28, 2009 (File No. 811-07452).
Document 3. The Semi-Annual Report of AIM Variable Insurance Funds – AIM V.I. Financial Services Fund (Series I Shares), dated June 30, 2009, was filed with the Securities and Exchange Commission on August 28, 2009 (File No. 811-07452).
Document 4. The Semi-Annual Report of AIM Variable Insurance Funds – AIM V.I. Global Health Care Fund (Series I Shares), dated June 30, 2009, was filed with the Securities and Exchange Commission on August 28, 2009 (File No. 811-07452).
Document 5. The Semi-Annual Report of AIM Variable Insurance Funds – AIM V.I. Small Cap Equity Fund (Series I Shares), dated June 30, 2009, was filed with the Securities and Exchange Commission on August 28, 2009 (File No. 811-07452)
Document 6. The Semi-Annual Report of AIM Variable Insurance Funds – AIM V.I. Technology Fund (Series I Shares), dated June 30, 2009, was filed with the Securities and Exchange Commission on August 28, 2009 (File No. 811-07452).
Document 7. The Semi-Annual Report of American Funds Insurance Series – AFIS Global Small Capitalization Fund (Class 2), dated June 30, 2009, was filed with the Securities and Exchange Commission on August 28, 2009 (File No. 811-03857).
Document 8. The Semi-Annual Report of American Funds Insurance Series – AFIS Growth Fund
(Class 2), dated June 30, 2009, was filed with the Securities and Exchange Commission on August 28, 2009 (File No. 811-03857).
Document 9. The Semi-Annual Report of American Funds Insurance Series – AFIS International Fund (Class 2), dated June 30, 2009, was filed with the Securities and Exchange Commission on August 28, 2009 (File No. 811-03857).
Document 10. The Semi-Annual Report of American Funds Insurance Series – AFIS New World Fund (Class 2), dated June 30, 2009, was filed with the Securities and Exchange Commission on August 28, 2009 (File No. 811-03857).
Document 11. The Semi-Annual Report of DFA Investment Dimensions Group, Inc. – DFA VA Global Bond Portfolio, dated April 30, 2009, was filed with the Securities and Exchange Commission on June 26, 2009 (File No. 811-03258).
Document 12. The Semi-Annual Report of DFA Investment Dimensions Group, Inc. – DFA VA International Small Portfolio, dated April 30, 2009, was filed with the Securities and Exchange Commission on June 26, 2009 (File No. 811-03258).

Document 13. The Semi-Annual Report of DFA Investment Dimensions Group, Inc. – DFA VA International Value Portfolio, dated April 30, 2009, was filed with the Securities and Exchange Commission on June 26, 2009 (File No. 811-03258).
Document 14. The Semi-Annual Report of DFA Investment Dimensions Group, Inc. – DFA VA Short-Term Fixed Portfolio, dated April 30, 2009, was filed with the Securities and Exchange Commission on June 26, 2009 (File No. 811-03258).
Document 15. The Semi-Annual Report of DFA Investment Dimensions Group, Inc. – DFA VA U.S. Large Value Portfolio, dated April 30, 2009, was filed with the Securities and Exchange Commission on June 26, 2009 (File No. 811-03258).
Document 16. The Semi-Annual Report of DFA Investment Dimensions Group, Inc. – DFA VA U.S. Targeted Value Portfolio, dated April 30, 2009, was filed with the Securities and Exchange Commission on June 26, 2009 (File No. 811-03258).
Document 17. The Semi-Annual Report of DWS Investments VIT Funds – DWS Equity 500 Index VIP (Class A), dated June 30, 2009, was filed with the Securities and Exchange Commission on August 26, 2009 (File No. 811-07507).
Document 18. The Semi-Annual Report of DWS Investments VIT Funds – DWS Small Cap Index VIP (Class A), dated June 30, 2009, was filed with the Securities and Exchange Commission on August 26, 2009 (File No. 811-07507).
Document 19. The Semi-Annual Report of Fidelity Variable Insurance Products Funds – Fidelity VIP Balanced Portfolio (Initial Class), dated June 30, 2009, was filed with the Securities and Exchange Commission on August 28, 2009 (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).
Document 20. The Semi-Annual Report of Fidelity Variable Insurance Products Funds – Fidelity VIP Contrafund® Portfolio (Initial Class), dated June 30, 2009, was filed with the Securities and Exchange Commission on August 28, 2009 (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).
Document 21. The Semi-Annual Report of Fidelity Variable Insurance Products Funds – Fidelity VIP Growth Portfolio (Initial Class), dated June 30, 2009, was filed with the Securities and Exchange Commission on August 28, 2009 (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).
Document 22. The Semi-Annual Report of Fidelity Variable Insurance Products Funds – Fidelity VIP Growth Opportunities Portfolio (Initial Class), dated June 30, 2009, was filed with the Securities and Exchange Commission on August 28, 2009 (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).
Document 23. The Semi-Annual Report of Fidelity Variable Insurance Products Funds – Fidelity VIP High Income Portfolio (Initial Class), dated June 30, 2009, was filed with the Securities and Exchange Commission on August 28, 2009 (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).
Document 24. The Semi-Annual Report of Fidelity Variable Insurance Products Funds – Fidelity VIP Money Market Portfolio (Initial Class), dated June 30, 2009, was filed with the Securities and Exchange Commission on August 28, 2009 (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).

Document 25. The Semi-Annual Report of First Eagle Variable Funds, Inc. – First Eagle Overseas Variable Fund, dated June 30, 2009, was filed with the Securities and Exchange Commission on August 19, 2009 (File No. 811-09092).
Document 26. The Semi-Annual Report of Ibbotson ETF Allocation Series – Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class 1), dated June 30, 2009, was filed with the Securities and Exchange Commission on August 28, 2009 (File No. 811-21987).
Document 27. The Semi-Annual Report of Ibbotson ETF Allocation Series – Ibbotson Balanced ETF Asset Allocation Portfolio (Class 1), dated June 30, 2009, was filed with the Securities and Exchange Commission on August 28, 2009 (File No. 811-21987).
Document 28. The Semi-Annual Report of Ibbotson ETF Allocation Series – Ibbotson Conservative ETF Asset Allocation Portfolio (Class 1), dated June 30, 2009, was filed with the Securities and Exchange Commission on August 28, 2009 (File No. 811-21987).
Document 29. The Semi-Annual Report of Ibbotson ETF Allocation Series – Ibbotson Growth ETF Asset Allocation Portfolio (Class 1), dated June 30, 2009, was filed with the Securities and Exchange Commission on August 28, 2009 (File No. 811-21987).
Document 30. The Semi-Annual Report of Ibbotson ETF Allocation Series – Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class 1), dated June 30, 2009, was filed with the Securities and Exchange Commission on August 28, 2009 (File No. 811-21987).
Document 31. The Semi-Annual Report of Janus Aspen Series – Janus Aspen Balanced Portfolio (Institutional Shares), dated June 30, 2009, was filed with the Securities and Exchange Commission on August 27, 2009 (File No. 811-07736).
Document 32. The Semi-Annual Report of Janus Aspen Series – Janus Aspen Enterprise Portfolio (Institutional Shares), dated June 30, 2009, was filed with the Securities and Exchange Commission on August 27, 2009 (File No. 811-07736).
Document 33. The Semi-Annual Report of Janus Aspen Series – Janus Aspen Flexible Bond Portfolio (Institutional Shares), dated June 30, 2009, was filed with the Securities and Exchange Commission on August 27, 2009 (File No. 811-07736).
Document 34. The Semi-Annual Report of Janus Aspen Series – Janus Aspen Forty Portfolio (Institutional Shares), dated June 30, 2009, was filed with the Securities and Exchange Commission on August 27, 2009 (File No. 811-07736).
Document 35. The Semi-Annual Report of Janus Aspen Series – Janus Aspen Janus Portfolio (Institutional Shares), dated June 30, 2009, was filed with the Securities and Exchange Commission on August 27, 2009 (File No. 811-07736).
Document 36. The Semi-Annual Report of Janus Aspen Series – Janus Aspen Overseas Portfolio (Institutional Shares), dated June 30, 2009, was filed with the Securities and Exchange Commission on August 27, 2009 (File No. 811-07736).

Document 37. The Semi-Annual Report of Janus Aspen Series – Janus Aspen Worldwide Portfolio (Institutional Shares), dated June 30, 2009, was filed with the Securities and Exchange Commission on August 27, 2009 (File No. 811-07736).
Document 38. The Semi-Annual Report of PIMCO Variable Insurance Trust – PIMCO VIT All Asset Portfolio (Administrative Class), dated June 30, 2009, was filed with the Securities and Exchange Commission on August 27, 2009 (File No. 811-08399).
Document 39. The Semi-Annual Report of PIMCO Variable Insurance Trust – PIMCO VIT All Asset Portfolio (Institutional Class), dated June 30, 2009, was filed with the Securities and Exchange Commission on August 27, 2009 (File No. 811-08399).
Document 40. The Semi-Annual Report of PIMCO Variable Insurance Trust – PIMCO VIT High Yield Portfolio (Institutional Class), dated June 30, 2009, was filed with the Securities and Exchange Commission on August 27, 2009 (File No. 811-08399).
Document 41. The Semi-Annual Report of PIMCO Variable Insurance Trust – PIMCO VIT Low Duration Portfolio (Institutional Class), dated June 30, 2009, was filed with the Securities and Exchange Commission on August 27, 2009 (File No. 811-08399).
Document 42. The Semi-Annual Report of PIMCO Variable Insurance Trust – PIMCO VIT Real Return Portfolio (Institutional Class), dated June 30, 2009, was filed with the Securities and Exchange Commission on August 27, 2009 (File No. 811-08399).
Document 43. The Semi-Annual Report of PIMCO Variable Insurance Trust – PIMCO VIT Short-Term Portfolio (Institutional Class), dated June 30, 2009, was filed with the Securities and Exchange Commission on August 27, 2009 (File No. 811-08399).
Document 44. The Semi-Annual Report of PIMCO Variable Insurance Trust – PIMCO VIT StocksPLUS Growth® and Income Portfolio (Institutional Class), dated June 30, 2009, was filed with the Securities and Exchange Commission on August 27, 2009 (File No. 811-08399).
Document 45. The Semi-Annual Report of PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio Institutional Class), dated June 30, 2009, was filed with the Securities and Exchange Commission on August 27, 2009 (File No. 811-08399).
Document 46. The Semi-Annual Report of Royce Capital Fund – Royce Micro-Cap Portfolio, dated June 30, 2009, was filed with the Securities and Exchange Commission on August 26, 2009 (File No. 811-07537).
Document 47. The Semi-Annual Report of Royce Capital Fund – Royce Small-Cap Portfolio dated June 30, 2009 that was filed with the Securities and Exchange Commission on August 26, 2009 (File No. 811-07537).
Document 48. The Semi-Annual Report of Rydex Variable Trust – NASDAQ®-100 Fund, dated June 30, 2009, was filed with the Securities and Exchange Commission on August 31, 2009 (File No. 811-08821).
Document 49. The Semi-Annual Report of Rydex Variable Trust – Nova Fund, dated June 30, 2009, was filed with the Securities and Exchange Commission on August 31, 2009 (File No. 811-08821).

Document 50. The Semi-Annual Report of T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio, dated June 30, 2009, was filed with the Securities and Exchange Commission on August 26, 2009 (File No. 811-07143).
Document 51. The Semi-Annual Report of T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio, dated June 30, 2009, was filed with the Securities and Exchange Commission on August 26, 2009 (File No. 811-07143).
Document 52. The Semi-Annual Report of T. Rowe Price Equity Series, Inc. – T. Rowe Price Mid-Cap Growth Portfolio, dated June 30, 2009, was filed with the Securities and Exchange Commission on August 26, 2009 (File No. 811-07143).
Document 53. The Semi-Annual Report of T. Rowe Price Equity Series, Inc. – T. Rowe Price New America Growth Portfolio, dated June 30, 2009, was filed with the Securities and Exchange Commission on August 26, 2009 (File No. 811-07143).
Document 54. The Semi-Annual Report of T. Rowe Price Fixed Income Series, Inc. – T. Rowe Price Limited-Term Bond Portfolio, dated June 30, 2009, was filed with the Securities and Exchange Commission on August 26, 2009 (File No. 811-07153).
Document 55. The Semi-Annual Report of T. Rowe Price International Series, Inc. – T. Rowe Price International Stock Portfolio, dated June 30, 2009, was filed with the Securities and Exchange Commission on August 26, 2009 (File No. 811-07145).
Document 56. The Semi-Annual Report of Third Avenue Variable Series Trust – Third Avenue Value Portfolio, dated June 30, 2009, was filed with the Securities and Exchange Commission on August 24, 2009 (File No. 811-09395).
Document 57. The Semi-Annual Report of The Universal Institutional Funds, Inc. – UIF Emerging Markets Debt Portfolio (Class I), dated June 30, 2009, was filed with the Securities and Exchange Commission on August 27, 2009 (File No. 811-07607)
Document 58. The Semi-Annual Report of The Universal Institutional Funds, Inc. – UIF Emerging Markets Equity Portfolio (Class I), dated June 30, 2009, was filed with the Securities and Exchange Commission on August 27, 2009 (File No. 811-07607).
Document 59. The Semi-Annual Report of The Universal Institutional Funds, Inc. – UIF U.S. Mid Cap Value Portfolio (Class I), dated June 30, 2009, was filed with the Securities and Exchange Commission on August 27, 2009 (File No. 811-07607).
Document 60. The Semi-Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Balanced Portfolio, dated June 30, 2009, was filed with the Securities and Exchange Commission on August 26, 2009 (File No. 811-05962).
Document 61. The Semi-Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Capital Growth Portfolio, dated June 30, 2009, was filed with the Securities and Exchange Commission on August 26, 2009 (File No. 811-05962).

Document 62. The Semi-Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Diversified Value Portfolio, dated June 30, 2009, was filed with the Securities and Exchange Commission on August 26, 2009 (File No. 811-05962).
Document 63. The Semi-Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Equity Income Portfolio, dated June 30, 2009, was filed with the Securities and Exchange Commission on August 26, 2009 (File No. 811-05962).
Document 64. The Semi-Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Equity Index Portfolio, dated June 30, 2009, was filed with the Securities and Exchange Commission on August 26, 2009 (File No. 811-05962).
Document 65. The Semi-Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Growth Portfolio, dated June 30, 2009, was filed with the Securities and Exchange Commission on August 26, 2009 (File No. 811-05962).
Document 66. The Semi-Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF High Yield Bond Portfolio, dated June 30, 2009, was filed with the Securities and Exchange Commission on August 26, 2009 (File No. 811-05962).
Document 67. The Semi-Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF International Portfolio, dated June 30, 2009, was filed with the Securities and Exchange Commission on August 26, 2009 (File No. 811-05962).
Document 68. The Semi-Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Mid-Cap Index Portfolio, dated June 30, 2009, was filed with the Securities and Exchange Commission on August 26, 2009 (File No. 811-05962).
Document 69. The Semi-Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Money Market Portfolio, dated June 30, 2009, was filed with the Securities and Exchange Commission on August 26, 2009 (File No. 811-05962).
Document 70. The Semi-Annual Report Vanguard® Variable Insurance Fund – Vanguard® VIF REIT Index Portfolio, dated June 30, 2009, was filed with the Securities and Exchange Commission on August 26, 2009 (File No. 811-05962).
Document 71. The Semi-Annual Report of Vanguard Variable Insurance Fund – Vanguard VIF Short-Term Investment-Grade Portfolio dated June 30, 2009 that was filed with the Securities and Exchange Commission on August 26, 2009 (File No. 811-05962).
Document 72. The Semi-Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Small Company Growth Portfolio, dated June 30, 2009, was filed with the Securities and Exchange Commission on August 26, 2009 (File No. 811-05962).
Document 73. The Semi-Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Total Bond Market Index Portfolio, dated June 30, 2009, was filed with the Securities and Exchange Commission on August 26, 2009 (File No. 811-05962).

Document 74. The Semi-Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Total Stock Market Index Portfolio, dated June 30, 2009, was filed with the Securities and Exchange Commission on August 26, 2009 (File No. 811-05962).